Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
At our Company, cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program is designed to align with industry practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of third-party applications and services provide by third-party service providers, and facilitate coordination across different departments of our company.

This framework includes steps for (i) assessing the severity of a cybersecurity threat, (ii) identifying the source of a cybersecurity threat, (iii) implementing cybersecurity countermeasures and mitigation strategies and (iv) informing management of material cybersecurity threats and incidents.

Our cybersecurity team engages as needed our Cyber Security division experts for risk assessment and system enhancements. In addition, our cybersecurity team provides training annually.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	At our Company, cybersecurity risk management is an integral part of our overall enterprise risk management program. Our cybersecurity risk management program is designed to align with industry practices and provide a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of third-party applications and services provide by third-party service providers, and facilitate coordination across different departments of our company.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board of Directors has overall oversight responsibility for our risk management and delegates the daily supervision of cybersecurity issues to our Chairman of the Baird, who is also the chairman of our Crisis Management Committee. The chairman of our Data Security Management Committee (as defined herein) reports material cybersecurity incidents to the Crisis Management Committee, and if needed, the chairman of our Crisis Management Committee will report the incident to our Board of Directors to take appropriate and timely measures in response to the incident.

Our management is responsible for identifying, considering, and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. We established our data security management committee (the “Data Security Management Committee”) in 2023, composed of personnel from our cyber-Security division, IT center, and management team, to improve data security. The Data Security Management Committee is responsible for developing data security protection strategies, plans, and systems and providing required support and coordinating on major data security incidents. Our cybersecurity programs are under the direction of our chairman of Data Security Management Committee who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chairman of Data Security Management Committee and other dedicated personnel are experienced information systems security professionals with many years of experience. In addition, we established our crisis management committee (the “Crisis Management Committee”), chaired by our Chairman of the Board and composed of specialized teams to manage and respond to crisis in our business operations, including cybersecurity crisis.

In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, see “Item 3. Key Information — 3.D. Risk Factors — Risks Related to Our Business — Breaches of network or information technology security, natural disasters or terrorist attacks could have an adverse effect on our business.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors has overall oversight responsibility for our risk management and delegates the daily supervision of cybersecurity issues to our Chairman of the Baird, who is also the chairman of our Crisis Management Committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity programs are under the direction of our chairman of Data Security Management Committee who receives reports from our cybersecurity team and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents. Our chairman of Data Security Management Committee and other dedicated personnel are experienced information systems security professionals with many years of experience. In addition, we established our crisis management committee (the “Crisis Management Committee”), chaired by our Chairman of the Board and composed of specialized teams to manage and respond to crisis in our business operations, including cybersecurity crisis.
Cybersecurity Risk Role of Management [Text Block]	Our management is responsible for identifying, considering, and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. We established our data security management committee (the “Data Security Management Committee”) in 2023, composed of personnel from our cyber-Security division, IT center, and management team, to improve data security.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our management is responsible for identifying, considering, and assessing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our cybersecurity team engages as needed our Cyber Security division experts for risk assessment and system enhancements. In addition, our cybersecurity team provides training annually.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The chairman of our Data Security Management Committee (as defined herein) reports material cybersecurity incidents to the Crisis Management Committee, and if needed, the chairman of our Crisis Management Committee will report the incident to our Board of Directors to take appropriate and timely measures in response to the incident.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true